BORROWINGS	6 Months Ended
Jun. 30, 2024
Borrowings [abstract]
BORROWINGS
11.	BORROWINGS

(i)	Senior secured term loan

The movement in the senior secured term loan in the six months ended June 30, 2024 was as follows:

	Six-month period ended June 30, 2024 US$000	Year ended December 31, 2023 US$000
Balance at start of period	(40,109)	(44,301)
Cash drawdown	(28,500)	(5,000)
Loan origination costs	325	194
Derivative financial liability at date of issue	-	90
Derivative financial asset at date of issue	(24)	(11)
Accretion interest	(1,068)	(1,131)
Cash repayment of principal	-	10,050
EIR Catch up adjustment	3,567	-

Balance at end of period	(65,809)	(40,109)

In connection with the acquisition of the CGM assets of Waveform, in January 2024 the Company has entered into the Amended Term Loan with its main lender, Perceptive. Under the Amended Term Loan, an additional $22 million of funding has been made available to the Company, with US$12.5 million being used to acquire the CGM assets of Waveform. The remaining US$9.5 million is available for general corporate purposes including for the further development of the CGM and biosensor technologies. In addition, the Amended Term Loan provided for additional liquidity of up to US$6.5 million, this additional funding was drawn down in April 2024.

The Amended Term Loan also immediately reduced the annual rate of interest on the loan by 2.5% to 8.75% (the “Base Rate”) plus the greater of (a) Term Secured Overnight Financing Rate (SOFR) or (b) 4.0% per annum and allows for a further 2.5% reduction in the Base Rate to 6.25% once the outstanding principal under the Amended Term Loan falls below US$35 million. Additionally, the Amended Term Loan reduced the early repayment penalty from a range of 8% to 7% to 4.0% to 3.5%, dependent on timing of early repayment, and also reduced the revenue covenants. The Amended Term Loan matures in January 2026.

There are two other balances related to the term loan which are: a) a derivative financial asset and b) a derivative financial liability. The movement in the derivative financial asset in the six months ended June 30, 2024 was as follows:

US$000
Balance at January 1, 2024	178
Event driven movement in derivative financial asset	24
Fair value adjustments in the period	(9)

Non-current asset at June 30, 2024	193

(i)	Senior secured term loan (continued)

The movement in the derivative financial liability in the six months ended June 30, 2024 was as follows:

US$000
Balance at January 1, 2024	(526)
Event driven movement in derivative financial liability	-
Fair value adjustments in the period	(918)

Non-current liability at June 30, 2024	(1,444)

The fair value of the derivative financial asset is estimated at US$193,000 at June 30, 2024 and represents the value to the Company of being able to repay the term loan early and potentially refinance at a lower interest rate. The fair value of the derivative financial liability is estimated at US$1.4 million at June 30, 2024 and represents the fair value of the warrants issued to Perceptive. In connection with the Amended Term Loan, Perceptive received new warrants to purchase an additional 10,000,000 ‘A’ Ordinary shares (500,000 ADSs) and the Company has agreed to price these additional warrants and reprice the existing warrants to purchase 10,000,000 ‘A’ Ordinary shares (500,000  ADSs) that were issued to Perceptive under the original term loan, with an exercise price of US$0.11 per ‘A’ Ordinary shares (US$2.20 per ADS).

The fair value remeasurement for these two derivative financial balances resulted in net financial expense of US$0.9 million being recognized in the Income Statement in the six-month period ended June 30, 2024.

(ii)	7-year convertible note

The movement in the 7-year convertible note in the six months ended June 30, 2024 was as follows:

	Six-month period ended June 30, 2024 US$000	Year ended December 31, 2023 US$000
Balance at start of period	(14,542)	(13,746)
Accretion interest	(422)	(796)

Balance at end of period	(14,964)	(14,542)

In May 2022, the Company announced a US$45.2 million investment from MiCo IVD Holdings, LLC. The investment consists of an equity investment of US$25.2 million and a seven-year, unsecured junior convertible note of US$20.0 million. The convertible note has an interest rate of 1.5%. The convertible note mandatorily converts into ADSs if the volume weighted average price of the Company’s ADSs is at or above US$16.20 for any five consecutive Nasdaq trading days. For further details on the convertible note, refer to the Company’s Form 6-K filings with the SEC on April 11, 2022.

The convertible note is accounted for as a compound financial instrument containing both an equity and liability element. The debt component is accounted for at amortized cost in accordance with IFRS 9. At June 30, 2024, the carrying value of the convertible note’s debt component was US$15 million and accretion interest of US$0.4 million has been recognized as a financial expense in the six-months ended June 30, 2024. The equity component of the convertible note is US$6.7 million and has been recorded in the equity section of the statement of financial position as equity. There is no remeasurement of the equity element following initial recognition.

(iii)	Exchangeable Notes

The balances of the exchangeable notes in the six months ended June 30, 2024 were as follows:

	Six-month period ended June 30, 2024 US$000	Year ended December 31, 2023 US$000
Balance at start of period	(210)	(210)

Balance at end of period	(210)	(210)

In 2022, the Company retired approximately 99.7% of the exchangeable notes as part of a debt re-financing. The carrying value of the exchangeable notes at June 30, 2024 is US$210,000 (which is the same as the nominal value) and this is shown within Current Liabilities as it is management’s intention to repay the remaining notes within the next twelve months.